Accounts and transactions with related parties (Details Textual) $ in Thousands						12 Months Ended
	Aug. 28, 2020 CLP ($) shares	Aug. 28, 2020 USD ($) shares	May 30, 2019	Apr. 11, 2018 CLF ( )	Apr. 11, 2018 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Statement [Line Items]
Explanation of terms and conditions of outstanding balances for related party transaction						(3) An agreement of the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the capital contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract, Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. renewed the contract for a period of nine years with maturing in the year 2023. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015. (4) An agreement of the supply of grapes between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital with a term of eight years and annual payments. The last payment was paid on May 30, 2020.
Directors' remuneration expense					$ 100
Expenses For Monthly Attendance Fee To Chairman |				200
Key management personnel compensation						$ 6,701,955	$ 7,993,975	$ 7,308,365
Business Operations Basis Spread Percentage						3.00%
Cervecera Guayacn Spa [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage			0.78%
Cerverica Czot Spa [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage	3.79%	3.79%
Disposal Of Shares In Subsidiary Shares | shares	15,167	15,167
Disposal Of Shares In Subsidiary Value	$ 42,506	$ 42,506,000